CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue	$ 18,286	$ 12,829	$ 34,696	$ 29,415
Direct costs	(13,994)	(9,446)	(26,181)	(22,155)
Other income and gains	1,251	29	1,955	270
Equity accounted income (loss)	488	(631)	1,156	(843)
Expenses
Interest	(1,831)	(1,715)	(3,661)	(3,567)
Corporate costs	(30)	(25)	(59)	(49)
Fair value changes	377	(1,153)	2,471	(1,567)
Depreciation and amortization	(1,571)	(1,376)	(3,081)	(2,785)
Tax expense (income)	(547)	(5)	(1,091)	(369)
Net income (loss)	2,429	(1,493)	6,205	(1,650)
Net income (loss) attributable to:
Shareholders	816	(656)	2,051	(949)
Non-controlling interests	1,613	(837)	4,154	(701)
Net income (loss)	$ 2,429	$ (1,493)	$ 6,205	$ (1,650)
Net income (loss) per share:
Diluted	$ 0.49	$ (0.43)	$ 1.26	$ (0.63)
Basic	$ 0.51	$ (0.43)	$ 1.29	$ (0.63)